Deferred Tax Assets and Liabilities - Summary of Recognized Deferred Tax Assets and Liabilities (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	₺ 802,550	₺ 835,176
Offsetting	(649,818)	(739,116)
Net deferred tax assets/ (liabilities)	152,732	96,060
Deferred tax liabilities	(1,512,178)	(1,390,238)
Offsetting	649,818	739,116
Net deferred tax assets/ (liabilities)	(862,360)	(651,122)
Net deferred tax asset/liabilities	(709,628)	(555,062)
Offsetting	0	0
Net deferred tax assets/(liabilities)	(709,628)	(555,062)
Property, plant & equipment and intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	106,128	41,903
Deferred tax liabilities	(936,167)	(680,134)
Net deferred tax asset/liabilities	(830,039)	(638,231)
Investment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	32,926	32,926
Net deferred tax asset/liabilities	32,926	32,926
Derivative instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	15,380	1,492
Deferred tax liabilities	(429,162)	(182,806)
Net deferred tax asset/liabilities	(413,782)	(181,314)
Reserve for employee termination benefits and provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	155,132	202,112
Deferred tax liabilities	(45,581)	(64)
Net deferred tax asset/liabilities	109,551	202,048
Assets classified as held for sale [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		(92,327)
Net deferred tax asset/liabilities		(92,327)
Tax credit carry forwards (investment tax credit) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	224,179
Net deferred tax asset/liabilities	224,179
Tax allowance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	20,554	10,775
Net deferred tax asset/liabilities	20,554	10,775
Other items [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	248,251	545,968
Deferred tax liabilities	(101,268)	(434,907)
Net deferred tax asset/liabilities	₺ 146,983	₺ 111,061